Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Schedule Of Other Current Liabilities

	December 31
	2012	2011
Accrued payroll and related benefits	1,177	1,064
Provision for vacation and other employee benefits	1,642	1,321
Net written put option (Note 1A)	497	366
Accrued expenses	859	1,022
Other liabilities	244	222

	4,419	3,995